Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
Note
9.
Subsequent Events.

Management has evaluated subsequent events through the date of the filing of this Quarterly Report and management noted the following for disclosure.

2015
Unit Offering

Subsequent to
September
30,
2016,
we received
$200,000
for an investment into our
2015
Unit Offering (see Note
4).
The   subscription agreement for this investment was received and accepted prior to the closing of the offering.

Note
13.
Subsequent Events

Management has evaluated subsequent events through the date of the filing of this Annual Report and management noted the following for disclosure.

2015
Unit Offering

During the
three
- month period ending
March
31,
2016,
we received
$195,000
and issued unsecured convertible promissory notes to
five
investors pursuant to our
2015
Unit Offering (see Note
5).
The notes mature
June
1,
2018,
accrue interest at a rate of
12%
per annum, and are convertible at the Unit price of
$0.35.
Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
7.)